Borrowing (Details Text) R$ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2022 BRL (R$)	May 31, 2022 BRL (R$)	Feb. 28, 2022 BRL (R$)	Nov. 30, 2021 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$) perDollar	Dec. 31, 2020 BRL (R$)	Aug. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Notional amount			R$ 250,000	$ 180,000,000				R$ 250,000
Borrowings, term		three months	three months	one year
Closing foreign exchange rate | perDollar						5.6227
Proceeds from borrowings, classified as financing activities					R$ 250,000	R$ 1,012,086	R$ 0
Payments of borrowings	R$ 1,143,026
Interest payable		R$ 7,015						R$ 8,322
CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					112.00%